SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details) $ in Millions, € in Billions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 12, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities	$ 1,462		$ 1,016
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	400
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €		€ 1.5
Short-term bank loans and other credit facilities	963
Receivables facility agreement | Calvert
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 300
Borrowings outstanding	225
378 and 480 million tax-exempt bonds
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 843